Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories

7. Inventories

	December 31,
	2025	2024
Raw materials	$25,843	$31,589
Work in progress	38,877	37,054
Finished goods	29,589	28,277
Total inventories	$94,309	$96,920

As of December 31, 2025, inventories amounting to $3,080 that are not expected to be consumed within the Company's normal operating cycle are classified as other non-current assets (2024 - $ 3,799).

Inventory provisions, which arise from excess, obsolescence, expiry, or other factors, are recognized as a component of cost of sales within the Company's consolidated statements of operations. For the year ended December 31, 2025, the inventory provision was $30,595 (2024 – $37,112, 2023 – $49,792).